Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2012
Basis of presentation
Schedule of activities of the entities in the consolidated group

Company	Ownership percentage	Activity

Enlaces Integra, S. de R.L. de C.V. (“Enlaces”)	75.00%	Acquired on November 30, 2006. Offers private networks for voice, video and data as well as other value-added satellite services in Mexico.

Alterna’TV International Corporation (“Alterna’TV Int.”)	100.00%	Incorporated on May 21, 2009. Engaged in programming distribution services, primarily in the United States of America.

Alterna’TV Corporation (“Alterna’TV Corp.”)	100.00%	Incorporated on December 19, 2008, to be a vehicle to contract the procurement of the Satmex 7 satellite.

SMVS Administración, S. de R. L. de C. V., SMVS Servicios Técnicos, S. de R. L. de C. V. and HPS Corporativo S. de R. L. de C. V. (“Service Companies”)	100.00%	Provide administrative and operating services exclusively to Satmex and Enlaces.

Satmex U.S.A., LLC (“Satmex USA”)	100.00%	Incorporated on August 4, 2011. This entity holds the 0.03% interests related to the Service Companies.

Satmex Do Brasil	100.00%	This entity has not initiated operations.